VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701




May 4, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:          Viking Mutual Funds
                  File Nos. 333-77993; 811-09277

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 12 (PEA No. 12) to its Registration Statement on Form N-1A. PEA No. 12 was electronically filed under Rule 485(b) on April 30, 2007.

If you have any questions or comments concerning the filing, please contact me at 701-852-1264.

Very truly yours,



Shannon D. Radke
President